27. Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Operating Costs And Expenses Tables Abstract
Schedule of operating cost and expences
	2018				2017
	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)	(8,002,077)	(4,575,177)	(1,424,643)	(14,001,897)

Personnel	(36,514)	(637,177)	(357,878)	(1,031,569)	(48,802)	(602,578)	(305,036)	(956,416)
Third-party services	(518,762)	(2,169,624)	(451,990)	(3,140,376)	(544,036)	(2,049,994)	(429,597)	(3,023,627)
Interconnection and means of connection	(2,513,176)	-	-	(2,513,176)	(2,632,593)	-	-	(2,632,593)
Depreciation and amortization	(3,119,954)	(162,804)	(671,562)	(3,954,320)	(3,280,524)	(162,020)	(571,126)	(4,013,670)
Taxes, fees and contributions	(31,754)	(866,197)	(18,333)	(916,284)	(36,625)	(919,018)	(11,963)	(967,606)
Rent and insurance	(591,226)	(146,877)	(67,387)	(805,490)	(609,595)	(92,363)	(62,954)	(764,912)
Cost of goods sold	(883,912)	-	-	(883,912)	(846,839)	-	-	(846,839)
Publicity and advertising	-	(421,588)	-	(421,588)	-	(410,982)	-	(410,982)
Losses on doubtful accounts	-	(544,881)	-	(544,881)	-	(316,387)	-	(316,387)
Other	(6,120)	(21,632)	(41,169)	(68,921)	(3,063)	(21,835)	(43,967)	(68,865)

	2016
	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,966,487)	(4,719,029)	(1,258,722)	(13,944,238)

Personnel	(59,026)	(673,571)	(272,699)	(1,005,296)
Third-party services	(506,356)	(1,965,329)	(433,396)	(2,905,081)
Interconnection and means of connection	(2,676,813)	-	-	(2,676,813)
Depreciation and amortization	(3,157,720)	(181,916)	(445,536)	(3,785,172)
Taxes, fees and contributions	(33,627)	(1,047,416)	(13,474)	(1,094,517)
Rent and insurance	(551,020)	(101,731)	(72,276)	(725,027)
Cost of goods sold	(975,959)	-	-	(975,959)
Publicity and advertising	-	(438,837)	-	(438,837)
Losses on doubtful accounts	-	(266,442)	-	(266,442)
Other	(5,966)	(43,787)	(21,341)	(71,094)